Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life
Office equipment	3 years
Mechanical equipment	3 – 5 years
Electronic equipment	3 – 5 years

Schedule of noncontrolling interests

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Ocean HK	291,921	86,196	14,187
Total non-controlling interests	291,921	86,196	14,187